Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 232,787	$ 148,156
Short-term deposits	198,500	251,500
Trade accounts receivable	79,025	80,611
Inventories	61,207	65,541
Other current assets	14,998	11,156
Total current assets	586,517	556,964
Long term deposits	75,000	79,000
Long term inventory	7,125	5,357
Deferred tax assets	724	1,004
Other assets	2,557	1,024
Property, plant and equipment, net	37,131	33,141
Intangible assets, net	602	597
Total non-current assets	123,139	120,123
Total assets	709,656	677,087
Current liabilities
Trade accounts payable	31,238	31,667
Other current liabilities	45,529	56,833
Total current liabilities	76,767	88,500
Long term liabilities
Other long-term liabilities	10,198	8,748
Convertible notes	196,284	195,737
Total Non current liabilities	206,482	204,485
Total liabilities	283,249	292,985
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at June 30, 2023 and at December 31, 2022; 46,811,504 issued shares at June 30, 2023 and 46,505,318 at December 31, 2022; 44,719,128 shares outstanding at June 30, 2023 and 44,412,942 at December 31, 2022;	175	175
Additional paid-in capital	193,626	187,105
Retained earnings	234,504	198,720
Total shareholders' equity before treasury stock	428,305	386,000
Treasury stock, at cost (2,092,376 shares as of June 30, 2023 and December 31, 2022)	(1,898)	(1,898)
Total shareholders' equity	426,407	384,102
Total liabilities and shareholders' equity	$ 709,656	$ 677,087